CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ (334)	$ 0	$ (221)
Property and equipment	(1,239)	0	(565)
Intangible assets	(2,098)	0	(190)
Goodwill	(6,070)	0	288
Deferred taxes	714	0	0
Payables for acquisition of investments in subsidiaries	496	0	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	(8,531)	0	(688)
(b) Distribution as a dividend in kind of previously consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	(5,443)	0	0
Property and equipment	7,048	0	0
Goodwill and other intangible assets	15,883	0	0
Other long term liabilities	(1,781)	0	0
Non-controlling interest	373	0	0
Accumulated other comprehensive loss	(213)	0	0
Dividend in kind	(17,737)	0	0
Distributions Paid In Kind Subsidiary	(1,870)	0	0
(c) Proceeds from sale of investments in previously consolidated subsidiaries:
Working capital (excluding cash and cash equivalents)	0	0	18
Property and equipment	0	0	30
Long term loans from banks and others	0	0	(5)
Non-controlling interests	0	0	125
Loss from sale of subsidiaries	0	0	(209)
Proceeds From Sale Of Subsidiaries	0	0	(41)
(d) Non-cash investing activity:
Purchase of property and equipment	48	378	45
Issuance of shares in respect of acquisition of non-controlling interests in subsidiary	0	0	11,368
(e) Supplemental disclosure of cash flow activity:
Interest	567	640	2,604
Income taxes	$ 20	$ 27	$ 367